Related Party Transactions - Schedule of Related Parties had Transactions (Details)	12 Months Ended
Dec. 31, 2025
Dandan Liu [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)
Feng Zhang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Chief Financial Officer (“CFO”)
Caifen Zou [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Independent director of TDH Holding, Inc.
Qiu Li [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Independent director of TDH Holding, Inc.
Owens Meng [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Independent director of TDH Holding, Inc.
Xue Jiang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Executive Director and Manager of QD Pet Food
Kai Wang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Executive Director and Manager of Beijing Ruihe
Fan Wu [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Executive Director and Manager of Beijing Ruihe Space
Pan Zhang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	The Manager of Beijing Jingshi
Xiaowan Hu [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Supervisor of Beijing Wenxin Information Consulting Co., Ltd.
Yang Liu [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Supervisor of Qingdao Chihong Information Consulting Co., Ltd.
Yang Yang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Supervisor of Beijing Jingshi Space Business Management Co., Ltd.
Dayou Zhang [Member]
Schedule of Related Parties had Transactions [Line Items]
Name of Related Party	Supervisor of Beijing Ruihe Commercial Management Co., Ltd.